Leases (Tables)	12 Months Ended
Nov. 30, 2020
Leases [Abstract]
Schedule of Various Components of Lease Costs
The following table presents the various components of lease costs:

Fiscal Year Ended November 30, 2020
Operating lease cost	$24,394
Short-term lease cost	470
Variable lease cost	3,737
Sublease income	(7)

Total operating lease cost	$28,594

Schedule of Maturity Analysis of Expected Undiscounted Cash Flows for Operating Leases on an Annual Basis
The following table presents a maturity analysis of expected undiscounted cash flows for operating leases on an annual basis for the next five years and thereafter as of November 30, 2020:

Fiscal Years Ending November 30,
2021	$22,634
2022	19,754
2023	13,942
2024	10,387
2025	5,231
Thereafter	11,187

Total payments	$83,135
Less: imputed interest*	6,950

Total present value of lease payments	$76,185

*	Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.

Schedule of Amounts Recorded in Consolidated Balance Sheet
The following amounts were recorded in the Company’s Consolidated Balance Sheet as of November 30, 2020:

Operating leases	Balance sheet location	November 30, 2020
Operating lease ROU assets	Other assets, net	$70,575
Current operating lease liabilities	Other accrued liabilities	23,055
Non-current operating lease liabilities	Other long-term liabilities	53,130

Schedule of Supplemental Cash Flow Information Related to Operating Leases
The following table presents supplemental cash flow information related to the Company’s operating leases for fiscal year ended November 30, 2020. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating lease liabilities, and, as such, are excluded from the amounts below:

Cash flow information	Fiscal Year Ended November 30, 2020
Cash paid for amounts included in the measurement of lease liabilities	$22,954
Non-cash ROU assets obtained in exchange for lease liabilities (subsequent to initial adoption)	25,172

Schedule of Weighted-Average Remaining Lease Term and Discount Rate
The weighted-average remaining lease term and discount rate as of November 30, 2020 were as follows:

Operating lease term and discount rate	Operating Leases
Weighted-average remaining lease term (years)	4.67
Weighted-average discount rate	4.15%

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum contractually required cash payment obligations under non-cancellable
lease agreements as of November 30, 2019 were as follows:

Fiscal Years Ending November 30,
2020	$22,194
2021	17,495
2022	13,740
2023	9,375
2024	7,647
Thereafter	8,687

Total minimum lease payments	$79,138